SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of common stock reserved for future issuance under employee stock plans

Plans	Number of Shares
Total awards available to be issued	2,742,509
Total awards outstanding	12,079,924
Total Common Stock reserved for future issuance under employee stock plans	14,822,433

Schedule of summarizes share-based compensation expense

	December 31,
	2022	2021
Research and development	$3,554	$1,812
Sales and marketing	3,491	1,925
General and administrative	13,842	6,759
Cost of sales	243	81
Total share-based compensation	$21,130	$10,577

Schedule of fair value of the stock options assumptions

	Year Ended December 31,
	2022	2021
Weighted-average grant date price of our common stock (per share)	$2.21	$3.99
Risk-free interest rate	4%	1.19%
Expected volatility	76%	33.0%
Expected term (in years)	5	5
Expected dividend yield	-%	-%

Schedule of common stock options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Weighted- Average Grant Date Fair Value
Outstanding, December 31, 2021	5,489,492	$4.23	6.05	$2.27
Granted	2,686,337	2.81		2.21
Forfeited	(65,634)	4.50		2.52
Expired	(298,017)	5.26		2.82
Outstanding, December 31, 2022(a)	7,812,178	$3.70	6.56	$2.23
Exercisable, December 31, 2022(b)	4,525,905	$4.03	4.84	$2.13

(a)	There was no aggregate intrinsic value of all stock options outstanding as of December 31, 2022.
(b)	There was no aggregate intrinsic value of all vested/exercisable stock options as of December 31, 2022.

Schedule of restricted stock awards

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2021	351,831	$9.63
Vested	(345,471)	9.75
Cancelled	(6,360)	9.63
Outstanding (nonvested), December 31, 2022	-	$-

Schedule of restricted stock units

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2021	2,962,884	$8.60
Granted	3,635,878	2.92
Released	(2,108,735)	9.17
Forfeited	(222,281)	6.50
Outstanding (nonvested), December 31, 2022	4,267,746	$3.58